Securities and other financial assets, net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost	$ 85,326	$ 69,130
Not later than one year [member]
Amortized cost	28,551	7,978
Later than one year and not later than five years [member]
Amortized cost	$ 56,775	$ 61,152